Taxation - Components of deferred tax assets (liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	¥ 2,102,111	¥ 1,564,993
Warranty reserves	1,917,812	1,397,501
Others	413,950	378,106
Total deferred tax assets	4,433,873	3,340,600
Less: Valuation allowance	(876,765)	(381,506)	¥ (299,355)
Deferred tax assets, net of valuation allowance	3,557,108	2,959,094
Deferred tax liabilities:
Accelerated tax depreciation and others	(909,589)	(1,264,976)
Fair value change of certain investments	(4,965)	(16,937)
Total deferred tax liabilities	(914,554)	(1,281,913)
Deferred tax assets, net	¥ 2,642,554	¥ 1,677,181